Inventories, Net (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 36.1	$ 45.3
Semi-finished goods	46.2	48.8
Raw materials, supplies, and other	23.3	19.3
FIFO inventory, net	$ 105.6	$ 113.4